UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1.   Schedule of Investments

Schroder U.S. Opportunities Fund

Schedule of Investments

January 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 92.3%
	Auto & Transportation — 0.8%
16,300	Ryder System	866,671

	Consumer Discretionary — 12.7%
42,300	AMC Entertainment Holdings Class A	922,140
54,800	American Eagle Outfitters	802,272
20,800	Brunswick	828,880
8,660	Cavco Industries (1)	726,228
23,800	Cheesecake Factory	1,149,540
78,603	Chegg (1)	455,897
53,300	ClubCorp Holdings	638,001
8,200	Domino’s Pizza	934,226
22,200	Fortune Brands Home & Security	1,078,698
2,600	Graham Holdings Class B	1,260,194
14,400	Helen of Troy (1)	1,286,928
31,160	Hemisphere Media Group Class A (1)	448,704
17,900	Homeinns Hotel Group ADR (1)	607,705
67,500	Interval Leisure Group	795,150
21,800	Matthews International Class A	1,088,038
44,100	Steven Madden (1)	1,423,989
		14,446,590
	Consumer Staples — 0.7%
42,450	Dean Foods	848,151

	Financial Services — 23.9%
29,700	Amerisafe	1,514,997
46,500	Brown & Brown	1,406,625
49,952	CoreLogic (1)	1,783,286
44,000	Douglas Emmett REIT	1,301,520
22,959	Equity LifeStyle Properties REIT	1,513,457
5,033	First Citizens BancShares Class A	1,238,420
81,185	Golub Capital BDC	1,261,615
61,200	Gramercy Property Trust REIT	447,372
38,407	Heritage Financial	695,551
27,900	HFF Class A (1)	797,103
22,543	Kearny Financial	272,545
79,505	Kennedy-Wilson Holdings	1,612,361
13,000	Lakeland Financial	569,270
37,500	Meridian Bancorp	526,875
12,669	Mid-America Apartment Communities REIT	1,188,606
33,900	PrivateBancorp	1,275,657
31,666	ProAssurance	1,587,100
56,500	Radian Group	568,390
14,300	Reinsurance Group of America Class A	1,204,489
15,700	Simmons First National Class A	695,667
10,619	South State	709,880
17,229	Stifel Financial (1)	576,482
77,840	Terreno Realty REIT	1,749,843
11,900	Westamerica Bancorporation	519,673
34,900	Western Alliance Bancorp (1)	1,137,042
4,900	Willis Towers Watson	560,903
12,736	Wintrust Financial	536,058
		27,250,787
	Healthcare — 14.9%
12,200	Aerie Pharmaceuticals (1)	201,788
9,900	Akorn (1)	257,301
57,995	Catalent (1)	1,364,622
20,400	Centene (1)	1,266,024
31,400	Cepheid (1)	924,730
7,800	Cooper	1,022,970
15,816	Evolent Health Class A (1)	156,104
26,388	Flexion Therapeutics (1)	408,486
15,100	HealthSouth	540,429
23,872	INC Research Holdings Class A (1)	1,005,727
19,800	Intersect ENT (1)	353,034
35,788	K2M Group Holdings (1)	508,548
21,600	KemPharm (1)	325,944
13,900	LifePoint Health (1)	970,081
14,800	Masimo (1)	543,900
20,000	Parexel International (1)	1,279,200
16,900	Sirona Dental Systems (1)	1,796,301
19,000	Surgical Care Affiliates (1)	810,730
28,000	Trinity Biotech ADR	296,520
74,251	VWR (1)	1,816,180
18,800	West Pharmaceutical Services	1,075,736
		16,924,355
	Materials & Processing — 10.0%
11,200	Balchem	628,768
22,500	Beacon Roofing Supply (1)	911,250
19,700	Compass Minerals International	1,474,545
37,700	Hexcel	1,560,026
36,800	Louisiana-Pacific (1)	578,496
15,900	Minerals Technologies	651,741
23,300	Packaging Corp. of America	1,184,339
57,600	Pretium Resources (1)	246,528
37,162	Simpson Manufacturing	1,212,596
60,100	Steel Dynamics	1,102,835
4,200	Universal Forest Products	289,338
14,200	Valmont Industries	1,513,578
		11,354,040
	Other Energy — 2.1%
6,900	PDC Energy (1)	392,403
69,400	RPC (1)	865,418
175,700	Synergy Resources (1)	1,113,938
		2,371,759
	Producer Durables — 12.8%
7,100	Allegiant Travel Class A	1,139,337
18,400	CLARCOR	862,224

Shares		Value $

44,100	Compass Diversified Holdings LP	675,612
88,700	Darling Ingredients (1)	797,413
8,500	Dycom Industries (1)	563,210
34,300	ESCO Technologies	1,180,949
23,100	FARO Technologies (1)	592,977
39,500	Generac Holdings (1)	1,122,590
24,379	Herman Miller	624,590
15,616	IDEX	1,132,316
42,700	Kornit Digital (1)	489,342
16,200	MSC Industrial Direct Class A	1,049,922
6,900	MTS Systems	368,460
4,800	Multi-Color	302,544
17,600	On Assignment (1)	680,240
15,300	OSI Systems (1)	838,746
7,100	Proto Labs (1)	390,429
7,000	US Ecology	237,790
24,808	Waste Connections	1,487,736
		14,536,427
	Technology — 11.1%
75,000	Cadence Design Systems (1)	1,467,000
63,100	Ciena (1)	1,121,287
32,100	DigitalGlobe (1)	420,510
112,000	Entegris (1)	1,305,920
8,300	EPAM Systems (1)	621,670
29,164	Fabrinet (1)	726,475
46,700	Fortinet (1)	1,314,138
80,600	Global Eagle Entertainment (1)	814,060
14,600	Inovalon Holdings Class A (1)	246,448
31,900	Integrated Device Technology (1)	812,812
16,800	Leidos Holdings	774,816
31,520	M/A-COM Technology Solutions Holdings (1)	1,213,520
30,330	Match Group (1)	380,642
25,860	PTC (1)	765,714
16,583	Verint Systems (1)	607,104
		12,592,116
	Utilities — 3.3%
17,900	IDACORP	1,245,661
30,022	NorthWestern	1,676,429
13,400	Portland General Electric	520,858
10,500	SJW	342,300
		3,785,248
	TOTAL COMMON STOCK (Cost $89,836,793)	104,976,144

	INVESTMENT COMPANIES — 4.2%
4,300	iShares Russell 2000 ETF	442,513
95,500	SPDR Barclays 1-3 Month T-Bill ETF (1)	4,363,395
	TOTAL INVESTMENT COMPANIES (Cost $4,880,227)	4,805,908
	TOTAL INVESTMENTS — 96.5% (Cost $94,717,020)*	109,782,052
	OTHER ASSETS LESS LIABILITIES — 3.5%	3,958,762
	NET ASSETS — 100%	$113,740,814

(1)         Denotes non-income producing security.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $94,717,020 and the unrealized appreciation and depreciation were $20,399,111 and $(5,334,079), respectively.

ADR — American Depositary Receipt

BDC — Business Development Company

ETF — Exchange Traded Fund

LP — Limited Partnership

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Alpha Fund

Schedule of Investments

January 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 98.9%
	Australia (1) — 2.0%
368,680	Brambles	2,945,153

	Belgium (1) — 3.1%
33,257	KBC Groep (2)	1,905,842
32,117	UCB	2,746,020
		4,651,862
	Canada — 1.5%
57,649	Toronto-Dominion Bank	2,187,197

	China — 3.5%
29,965	Alibaba Group Holding ADR (2)	2,008,554
1,154,000	Brilliance China Automotive Holdings (1)	1,112,632
77,159	JD.com ADR (2)	2,008,449
		5,129,635
	Finland (1) — 1.5%
316,987	Nokia	2,283,392

	France (1) — 5.4%
33,712	Accor	1,280,317
21,202	Essilor International	2,630,345
34,249	Groupe Danone	2,358,901
27,223	Safran	1,763,565
		8,033,128
	Germany (1) — 11.1%
22,666	Bayerische Motoren Werke	1,887,730
9,209	Continental	1,932,474
66,131	Deutsche Bank (2)	1,185,125
42,215	Fresenius Medical Care & KGaA	3,749,126
73,153	GEA Group	3,068,981
57,141	SAP	4,553,254
		16,376,690
	Hong Kong (1) — 4.1%
664,600	AIA Group	3,694,821
84,528	Jardine Strategic Holdings	2,315,190
		6,010,011
	Ireland (1) — 1.7%
30,205	Kerry Group Class A	2,462,986

	Israel — 4.0%
39,387	Check Point Software Technologies (2)	3,104,089
46,414	Teva Pharmaceutical Industries ADR	2,853,533
		5,957,622
	Italy (1)(2) — 1.4%
722,475	Intesa Sanpaolo	2,058,443

	Japan (1) — 18.5%
28,300	ABC-Mart	1,540,389
82,800	Bridgestone	3,016,567
94,600	KDDI	2,395,519
4,400	Keyence	2,076,297
220,000	Kubota	3,251,597
159,600	ORIX	2,257,137
64,000	Otsuka Holdings	2,153,059
226,000	Sekisui Chemical	2,762,194
9,300	SMC	2,106,291
97,900	Sumitomo Mitsui Financial Group	3,284,409
51,600	Suntory Beverage & Food	2,386,405
		27,229,864
	Netherlands (1) — 0.9%
20,612	Akzo Nobel	1,322,190

	Norway (1) — 2.4%
144,005	DnB NOR	1,737,573
131,168	Statoil	1,794,834
		3,532,407
	Spain (1) — 1.1%
246,991	Banco Bilbao Vizcaya Argentaria	1,589,769

	Sweden (1) — 1.5%
105,516	Assa Abloy Class B	2,236,426

	Switzerland (1) — 9.4%
18,101	Lonza Group	2,773,061
66,243	Nestle	4,880,283
14,981	Roche Holding	3,880,443
4,626	Swisscom	2,301,085
		13,834,872
	Taiwan (1) — 2.5%
865,000	Taiwan Semiconductor Manufacturing	3,724,629

	United Kingdom (1) — 23.3%
125,849	BHP Billiton	1,222,017
131,758	Burberry Group	2,257,952
153,111	Capita	2,577,298
33,850	Carnival	1,688,606
114,465	Diageo	3,081,590
132,980	GlaxoSmithKline	2,739,466
506,258	HSBC Holdings	3,570,416

Shares		Value $

2,684,406	Lloyds Banking Group	2,514,923
131,571	Prudential	2,584,882
29,925	Reckitt Benckiser Group	2,661,576
133,946	Royal Dutch Shell Class A	2,928,894
1,024,371	Vodafone Group	3,292,706
358,552	Worldpay Group (2)(3)	1,606,748
76,089	WPP	1,654,754
		34,381,828
	TOTAL COMMON STOCK (Cost $151,015,573)	145,948,104
	TOTAL INVESTMENTS — 98.9% (Cost $151,015,573)*	145,948,104
	OTHER ASSETS LESS LIABILITIES — 1.1%	1,611,330
	NET ASSETS — 100%	$147,559,434

(1)	Security is fair valued.
(2)	Denotes non-income producing security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $1,606,748, representing 1.1% of the net assets of the Fund.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $151,015,573, and the unrealized appreciation and depreciation were $11,576,916 and $(16,644,385), respectively.

ADR — American Depositary Receipt

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2016 (unaudited)

The following is a summary of the inputs used as of January 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$104,976,144	$—	$—	$104,976,144
Investment Companies	4,805,908	—	––	4,805,908

Total Investments in Securities	$109,782,052	$—	$—	$109,782,052

Schroder International Alpha Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (3)
Common Stock
Australia	$—	$2,945,153	$—	$2,945,153
Belgium	—	4,651,862	—	4,651,862
Canada	2,187,197	—	—	2,187,197
China	4,017,003	1,112,632	—	5,129,635
Finland	—	2,283,392	—	2,283,392
France	—	8,033,128	—	8,033,128
Germany	—	16,376,690	—	16,376,690
Hong Kong	—	6,010,011	—	6,010,011
Ireland	—	2,462,986	—	2,462,986
Israel	5,957,622	—	—	5,957,622
Italy	—	2,058,443	—	2,058,443
Japan	—	27,229,864	—	27,229,864
Netherlands	—	1,322,190	—	1,322,190
Norway	—	3,532,407	—	3,532,407
Spain	—	1,589,769	—	1,589,769
Sweden	—	2,236,426	—	2,236,426
Switzerland	—	13,834,872	—	13,834,872
Taiwan	—	3,724,629	—	3,724,629
United Kingdom	—	34,381,828	—	34,381,828
Total Common Stock	12,161,822	133,786,282	—	145,948,104

Total Investments in Securities	$12,161,822	$133,786,282	$—	$145,948,104

(1)                   There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)                   All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)                   Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2016, the Fund had securities with a total value of $133,786,282 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

Item 2.         Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2015 through January 31, 2016 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 29, 2016

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 29, 2016

*     Print the name and title of each signing officer under his or her signature.